Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2019